Share Capital (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 52,389	$ 8,788	$ 382,595
Cost of Revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	(99)	107	2,134
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	8,828	2,597	202,769
Sales & Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	7,220	839	28,458
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 36,440	$ 5,245	$ 149,234